LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

	Shares	Value
COMMON STOCKS - 98.8%		$180,343,368
(COST $113,794,229)

Communication Services - 14.8%		26,961,614
Media & Entertainment - 14.8%
Alphabet Inc. Class A	50,550	10,762,600
Electronic Arts Inc.	15,275	2,626,536
Meta Platforms, Inc. Class A	5,975	4,413,732
Paramount Skydance Corp. Class B (a)	79,816	1,173,295
The Walt Disney Co.	17,550	2,077,569
Warner Bros. Discovery, Inc. (a)	507,550	5,907,882

Consumer Discretionary - 4.2%		7,619,753
Consumer Discretionary Distribution & Retail - 3.0%
eBay Inc.	28,220	2,557,014
LKQ Corp.	90,000	2,935,800
Consumer Durables & Apparel - 1.2%
TopBuild Corp. (a)	3,840	1,615,718
Topgolf Callaway Brands Corp. (a)	53,475	511,221

Consumer Staples - 5.8%		10,662,599
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co. (a)	26,175	2,654,145
Target Corp.	24,335	2,335,673
Food Beverage & Tobacco - 2.4%
PepsiCo, Inc.	22,630	3,363,949
Tyson Foods, Inc. Class A	17,025	966,680
Household & Personal Products - 0.7%
Kimberly-Clark Corp.	10,393	1,342,152

Energy - 3.1%		5,617,631
Cheniere Energy, Inc.	7,000	1,692,740
Chevron Corp.	12,220	1,962,532
Exxon Mobil Corp.	17,170	1,962,359

Financials - 18.6%		33,952,787
Banks - 8.3%
Bank of America Corp.	63,425	3,218,184
Citigroup Inc.	44,650	4,311,850
Citizens Financial Group, Inc.	25,775	1,347,517
Flagstar Financial, Inc.	113,725	1,457,955
JPMorgan Chase & Co.	8,970	2,703,737
PNC Financial Services Group, Inc.	9,945	2,062,991
Financial Services - 10.3%
Capital One Financial Corp.	4,474	1,016,582
Fiserv, Inc. (a)	12,799	1,768,566
Intercontinental Exchange, Inc.	9,325	1,646,795
Northern Trust Corp.	13,710	1,799,849
PayPal Holdings, Inc. (a)	52,685	3,697,960
State Street Corp.	16,875	1,940,119
The Charles Schwab Corp.	32,700	3,133,968
Visa Inc. Class A	10,935	3,846,714

Health Care - 17.8%		32,559,973
Health Care Equipment & Services - 7.9%
AMN Healthcare Services, Inc. (a)	79,050	1,642,659
CVS Health Corp.	42,460	3,105,949
GE HealthCare Technologies Inc.	24,050	1,773,207
HCA Healthcare, Inc.	4,525	1,827,919
The Cigna Group	6,025	1,812,742
UnitedHealth Group Inc.	13,885	4,302,545
Pharmaceuticals Biotechnology & Life Sciences - 9.9%
AbbVie Inc.	7,770	1,634,808
Amgen Inc.	5,975	1,719,067
Bristol-Myers Squibb Co.	39,525	1,864,790
Exact Sciences Corp. (a)	66,975	3,175,954
Johnson & Johnson	11,400	2,019,738
Merck & Co., Inc.	21,600	1,816,992
Pfizer Inc.	146,575	3,629,197
Viatris Inc.	211,792	2,234,406

Industrials - 4.0%		7,343,014
Capital Goods - 2.2%
Kornit Digital Ltd. (a)	119,135	1,779,877
The Boeing Co. (a)	9,550	2,241,194
Commercial & Professional Services - 1.0%
Concentrix Corp.	35,700	1,883,532
Transportation - 0.8%
FedEx Corp.	6,225	1,438,411

Information Technology - 24.4%		44,481,254
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	9,190	2,309,539
Infineon Technologies A.G. ADR	56,775	2,328,343
Marvell Technology, Inc.	21,500	1,351,598
Microchip Technology Inc.	33,500	2,177,500
NXP Semiconductors N.V.	12,430	2,919,185
Qualcomm Inc.	26,930	4,328,459
Software & Services - 7.1%
Adobe Inc. (a)	4,425	1,578,398
Microsoft Corp.	17,786	9,011,988
Oracle Corp.	10,575	2,391,325
Technology Hardware & Equipment - 8.8%
Apple Inc.	22,370	5,192,972
Calix, Inc. (a)	30,925	1,838,491
Cisco Systems, Inc.	32,810	2,266,843
Coherent Corp. (a)	16,775	1,517,634
Keysight Technologies, Inc. (a)	12,025	1,965,246
Lumentum Holdings Inc. (a)	16,150	2,144,882
Viavi Solutions Inc. (a)	102,735	1,158,851

Materials - 2.1%		3,736,488
Freeport-McMoRan Inc.	33,775	1,499,610
O-I Glass, Inc. (a)	172,200	2,236,878

Real Estate - 2.2%		4,056,450
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	29,900	2,464,956
Real Estate Management & Development - 0.9%
Colliers Int'l. Group Inc.	9,625	1,591,494

Utilities - 1.8%		3,351,805
Alliant Energy Corp.	15,500	1,008,585
WEC Energy Group, Inc.	22,000	2,343,220

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)	169,625	–

SHORT-TERM INVESTMENTS - 0.0%^		100,000
(COST $100,000)

Money Market Funds - 0.0%^		100,000
First American Government Obligations Fund Class X, 4.22% (b)	100,000	100,000

TOTAL INVESTMENTS - 98.8% (COST $113,894,229)		180,443,368

NET OTHER ASSETS & LIABILITIES - 1.2%		2,112,928

NET ASSETS - 100.0%		$182,556,296

a)	Non-income producing security.
b)	Represents the 7-day yield at August 31, 2025.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Period Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	169,625	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2025:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 26,961,614	$ -	$ -	$ 26,961,614
Consumer discretionary	7,619,753	–	–	7,619,753
Consumer staples	10,662,599	–	–	10,662,599
Energy	5,617,631	–	–	5,617,631
Financials	33,952,787	–	–	33,952,787
Health care	32,559,973	–	–	32,559,973
Industrials	7,343,014	–	–	7,343,014
Information technology	44,481,254	–	–	44,481,254
Materials	3,736,488	–	–	3,736,488
Real estate	4,056,450	–	–	4,056,450
Utilities	3,351,805	–	–	3,351,805
Total common stocks	180,343,368	–	–	180,343,368
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 180,443,368	$ -	$ -	$ 180,443,368

(1) For the period ended August  31, 2025, investments valued at $0 were transferred into level 3 due to the unavailability of active market pricing.  There were no transfers out of Level 3.  Level 3 amount shown includes securities determined to have no value at August 31, 2025.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2025 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.